Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000006121 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	1.25%	1.87%	0.71%	2.04%
C000100249 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Average Annual Return, Percent	1.12%	1.62%	0.47%	1.81%
C000006118 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(3.18%)	(2.61%)	(0.41%)	1.38%
C000006118 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	1.12%	1.72%	0.46%	1.82%
C000038033 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	(0.26%)	(0.03%)	(0.29%)	1.20%
C000038033 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	0.74%	0.96%	(0.29%)	1.20%
C000100250 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	1.27%	1.92%	0.74%	2.11%
C000006125 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	1.71%	2.89%	1.17%	1.10%
C000038034 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(1.46%)	(0.43%)	0.34%	0.56%
C000038034 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	1.59%	2.65%	0.95%	0.86%
C000006122 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A1 Shares
Average Annual Return, Percent	1.66%	2.79%	1.07%	1.00%
C000006124 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	0.20%	0.85%	0.16%	0.25%
C000006124 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	1.20%	1.85%	0.16%	0.25%
C000038035 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	1.84%	2.94%	1.24%	1.15%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.46%	1.05%	0.99%	2.25%
Bloomberg Municipal 1 5 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 1-5 Year Index
Average Annual Return, Percent	1.91%	2.07%	1.10%	1.38%
Short Term Customized Reference Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short-Term Customized Reference Benchmark
Average Annual Return, Percent	1.84%	2.32%	1.25%